Fresh Start Accounting - Fresh Start Adjustment, Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Feb. 05, 2021	Dec. 31, 2020
Reorganization, Chapter 11 [Line Items]
Common stock	$ 1		$ 2,511
Additional paid-in capital	1,393,255		814,796
Intangible assets	61,849
Long-term debt	216,000
Deferred income taxes	13,195		9,292
Accumulated other comprehensive income (loss)	5,389		(58,012)
Noble Finance Company [Member]
Reorganization, Chapter 11 [Line Items]
Common stock	26,125	$ 1	26,125
Additional paid-in capital	1,393,410	1,018,767	766,714
Intangible assets	61,849	113,389
Long-term debt	216,000	393,500
Deferred income taxes	13,195	21,525	9,292
Accumulated other comprehensive income (loss)	$ 5,389	0	$ (58,012)
Noble Finance Company [Member] | Fresh Start Adjustments
Reorganization, Chapter 11 [Line Items]
Common stock		2,500
Additional paid-in capital		815,500
Intangible assets		113,389
Long-term debt		41,446
Deferred income taxes		29,550
Accumulated other comprehensive income (loss)		$ 57,904